Other Assets and Other Financial Assets - Other financial assets (Details) $ in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Categories of financial assets [abstract]
Non-current accounts receivable		$ 1,245	$ 983
Derivative financial instruments (see Note 21)		16,710	14,283
Others		674	334
Other investments in equity instruments		22,442	16,786
Total other financial assets	$ 2,002	$ 41,071	$ 32,386